FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of Foreign Currency Denominated Financial Assets and Liabilities Which Expose the Group to Currency Risk	The amounts shown are those reported to key management, in US dollars:

	December 31, 2022		December 31, 2021
	Assets	Liabilities	Assets	Liabilities
	$	$	$	$
Cash	34,192,889	—	110,902,300	—
Trade receivables	—	—	10,338,493	—
Trade and other payables	—	6,094,084	—	6,813,836
Long-term debt and other debts	—	35,000,000	—	2,392,734
	34,192,889	41,094,084	121,240,793	9,206,570

Disclosure of Maturity of Contractual Obligations
The following tables set forth the maturity of our contractual obligations (including interest payments where applicable) as at December 31, 2022 and as at December 31, 2021:

	December 31, 2022
	Carrying amount	Undiscounted contractual cash flows	Less than 1 year	Between 1 and 3 years	Between 4 and 5 years	More than 5 years
	$	$	$	$	$	$
Trade and other payables	62,383,813	62,383,813	62,383,813	—	—	—
Long-term debt and other debts	110,673,348	118,341,134	2,450,141	96,150,078	—	19,740,915
Purchase and other obligations	—	149,591,363	70,523,901	75,154,748	3,439,748	472,966
Lease obligations	63,520,215	89,985,860	8,320,131	15,454,284	16,693,337	49,518,108
Total contractual obligations	236,577,376	420,302,170	143,677,986	186,759,110	20,133,085	69,731,989
24 - FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT (CONTINUED)
24.4 Liquidity risk analysis (continued)

	December 31, 2021
	Carrying amount	Undiscounted contractual cash flows	Less than 1 year	Between 1 and 3 years	Between 4 and 5 years	More than 5 years
	$	$	$	$	$	$
Trade and other payables	33,343,630	33,343,630	33,343,630	—	—	—
Long-term debt and other debts	13,077,670	13,080,422	13,016,590	63,832	—	—
Purchase and other obligations	–	91,585,031	91,585,031	—	—	—
Lease obligations	62,209,317	87,389,875	7,953,283	16,046,201	12,345,355	51,045,036
Total contractual obligations	108,630,617	225,398,958	145,898,534	16,110,033	12,345,355	51,045,036

Disclosure of Amounts Managed by Capital Under Review
The amounts managed as capital by the Group for the reporting periods under review are summarized as follows:

	December 31, 2022	December 31, 2021
	$	$
Long-term debt and other debts	110,673,348	13,077,670
Less: Cash	88,266,985	241,702,030
Total net indebtedness	22,406,363	(228,624,360)

Shareholders' equity	437,116,773	368,681,834
Warrants issued as part of the business combination transaction and December 2022 Offering	21,071,294	75,354,490
Total net indebtedness	22,406,363	(228,624,360)
Total capitalization	480,594,430	215,411,964

Total net indebtedness to total capitalization ratio	5%	(106)%